5. CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES (Details Narrative) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Critical Accounting Judgments And Estimates
Derivative financial assets, at fair value	CAD 64,900	CAD 14,900
Derivative financial liabilities, at fair value	5,500	14,700
Goodwill	2,446,603	2,446,603
Intangible assets	CAD 812,995	CAD 832,512